Summary of significant accounting policies - Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2022
Air Transportation Equipment [Member]
Summary of significant accounting policies
Property, Plant and Equipment, Useful Life	15 years
Vehicles [Member]
Summary of significant accounting policies
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member]
Summary of significant accounting policies
Property, Plant and Equipment, Useful Life	5 years
Building [Member] | Minimum [Member]
Summary of significant accounting policies
Property, Plant and Equipment, Useful Life	20 years
Building [Member] | Maximum [Member]
Summary of significant accounting policies
Property, Plant and Equipment, Useful Life	60 years